Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash, cash equivalents and restricted cash	$ 28,021,748	$ 375,796
Prepaid expenses and other current assets	613,754	126,971
Total current assets	31,455,631	502,767
Operating lease right-of-use asset	147,001	49,536
Property and equipment, net	16,373	3,832
Investment in AirJoule, LLC	338,178,633
Other assets	54,482
Total assets	369,852,120	556,135
Current liabilities
Accounts payable	79,202	2,518,763
Accrued transaction fees		3,644,100
Other accrued expenses	1,720,318	244,440
Operating lease liability, current	30,227	22,237
True Up Shares liability	2,189,000
Total current liabilities	4,018,747	6,429,540
Earnout Shares liability	24,524,000
Subject Vesting Shares liability	7,819,000
Operating lease liability, non-current	124,002	27,299
Deferred tax liability	81,256,047
Total liabilities	117,741,796	6,456,839
Commitments and contingencies (Note 13)
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value; 25,000,000 authorized shares and 0 shares issued and outstanding as of December 31, 2024 and December 31, 2023
Additional paid-in capital	53,577,270	11,263,647
Retained earnings (accumulated deficit)	198,527,461	(17,168,101)
Total stockholders’ equity (deficit)	252,110,324	(5,900,704)
Total liabilities and stockholders’ equity (deficit)	369,852,120	556,135
Related Party
Current assets
Due from related party	2,820,129
Class A Common Stock
Stockholders’ equity (deficit)
Common stock value	5,593	3,274
Class B Common Stock
Stockholders’ equity (deficit)
Common stock value		$ 476